Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,135	$ 1,132
Share of results of associates	(11)	(19)
Ending balance	1,124	1,113
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,566	3,239
Effect of movements in foreign exchange	(101)	(10)
Dividends received		(19)
Share of results of associates	59	38
Ending balance	3,524	3,248
Efes [member]
Disclosure of associates [line items]
Beginning balance	391	451
Effect of movements in foreign exchange	(52)	(60)
Dividends received	(67)
Share of results of associates	12	4
Ending balance	$ 284	$ 395